INCOME TAX - Schedule of Income Taxes From Continued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current income tax expense	$ 7,395,238	$ 5,168,497	$ 6,209,629
Temporary differences	1,794,772	5,166,866	(374,398)
Change in recognition of deferred tax	555,345	(715,459)	(319,769)
Changes in estimates in respect to prior years	(104,332)	(57,844)	(534,840)
Deferred income tax expense (benefit)	2,245,785	4,393,563	(1,229,007)
INCOME TAX EXPENSE	$ 9,641,023	$ 9,562,060	$ 4,980,622